SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2016
Accounting Policies [Abstract]
Schedule of fair value inputs liabilities

The range of Black-Scholes option-pricing model assumption inputs for all the valuation dates are in the table below:

	September 30, 2015 through to September 30, 2016
	Low	High
Annual dividend yield	—	—
Expected life (years)	2.5	5.00
Risk-free interest rate	0.56%	1.81%
Expected volatility	191.05%	273.10%